Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions Tables
Schedule of Due to Related Party Activity

For the nine months ended September 30, 2016 and 2015, due to related party activity consisted of the following:

	Nine Months ended September 30, 2016	Nine Months ended September 30, 2015
Balance due to related party at beginning of period	$38,434	$8,051
Working capital advances received	38,000	800
Repayments made and conversions	(42,380)	(983)
Balance due to related party at end of period	$34,054	$7,868

For the year ended December 31, 2015 and 2014, due to related party activity consisted of the following:

	For the Year ended December 31, 2015	For the Year ended December 31, 2014
Balance due to related party at beginning of year	$8,051	$—
Working capital advances received	31,366	128,561
Repayments made and conversions	(983)	(120,510)
Balance due to related party at end of year	$38,434	$8,051